Financial Instruments - Changes in Financial Liabilities with Inputs Classified within Level 3 of Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in financial liabilities with inputs classified within Level 3 of the fair value, beginning balance	$ 6,580	$ 25,502	$ 29,300
Net Realized/Unrealized Losses (Gains) Included in Earnings	(577)	(3,922)	210
Purchases and Issuances			4,817
Sales and Settlements	(6,003)	(15,000)	(8,825)
Transfers in and/or (out) of Level 3
Changes in financial liabilities with inputs classified within Level 3 of the fair value, ending balance		6,580	25,502
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in financial liabilities with inputs classified within Level 3 of the fair value, beginning balance	7,561	10,736
Net Realized/Unrealized Losses (Gains) Included in Earnings	4,312	(3,175)	5,080
Purchases and Issuances			5,656
Sales and Settlements
Transfers in and/or (out) of Level 3
Changes in financial liabilities with inputs classified within Level 3 of the fair value, ending balance	11,873	7,561	10,736
Class B Conversion Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in financial liabilities with inputs classified within Level 3 of the fair value, beginning balance		81,378
Net Realized/Unrealized Losses (Gains) Included in Earnings		44,119	39,737
Purchases and Issuances			41,641
Sales and Settlements		(125,497)
Transfers in and/or (out) of Level 3
Changes in financial liabilities with inputs classified within Level 3 of the fair value, ending balance			$ 81,378